Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant, and Equipment
Property, Plant, and Equipment

(16) Property, Plant, and Equipment

Property, Plant, and Equipment

€ millions	Land and Buildings	Other Property, Plant, and Equipment	Advance Payments and Construction in Progress	Total
Net Value
December 31, 2016	1,137	1,297	146	2,580
December 31, 2017	1,162	1,592	213	2,967

Total additions (other than from business combinations) amounted to €1,196 million (2016: €933 million) and relate primarily to the replacement and purchase of IT infrastructure (data centers, and so on).